S000028694 [Member] Investment Objectives and Goals - Variable Portfolio - Moderately Aggressive Portfolio	Dec. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Summary of Variable Portfolio-Moderately Aggressive Portfolio
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
Variable Portfolio-Moderately Aggressive Portfolio (Moderately Aggressive Portfolio or the Fund) seeks to provide a high level of total return that is consistent with a moderately aggressive level of risk.